Debt	12 Months Ended
Dec. 28, 2014
Debt
Debt

5. Debt

        Long-term debt at December 28, 2014 and December 29, 2013 is as follows (in thousands):

	December 28, 2014	December 29, 2013
Term Loan Facility, at 4.75% and 4.75%	$594,907	$715,788
Less:
Discount on debt issuance	(6,790)	(9,597)
Current portion of long-term debt	—	(7,200)

Total long-term debt, less current portion	$588,117	$698,991

        In conjunction with the Ares Acquisition, Smart & Final Stores LLC entered into three financing arrangements effective November 15, 2012, including two term loan agreements: the first lien term loan facility (the "Term Loan Facility") and a second lien term loan facility (the "Second Lien Term Loan Facility") and an asset-based lending facility (the "Revolving Credit Facility" and, together with the Term Loan Facility, the "Credit Facilities").

        The Term Loan Facility has a term of seven years and originally provided financing of up to a maximum of $525.0 million in term loans. At November 15, 2012, the Term Loan Facility was drawn to provide $525.0 million in gross proceeds as a part of the funding for the Ares Acquisition.

        All obligations under the Term Loan Facility are secured by (1) a first-priority security interest in substantially all of the property and assets of, as well as the equity interests owned by, Smart & Final Stores and SF CC Intermediate Holdings, Inc., a direct wholly owned subsidiary of SFSI ("Intermediate Holdings"), and the other guarantors, with certain exceptions, and (2) a second-priority security interest in the Revolving Credit Facility collateral.

        Initially, borrowings under the Term Loan Facility bore interest at an applicable margin of 3.50% plus, at Smart & Final Stores' option, a fluctuating rate equal to the highest of (1) the federal funds rate plus 0.50%, (2) a rate of interest published by The Wall Street Journal as the "Prime Rate," and (3) a LIBOR loan rate based on LIBOR plus 1.00% (the "ABR Borrowings"). Eurocurrency Borrowings (as defined in the credit agreement governing the Term Loan Facility) bore interest at the adjusted LIBOR rate, which is the greater of (a) the LIBOR rate in effect for the applicable interest period divided by one, minus the Statutory Reserves (as defined in the credit agreement governing the Term Loan Facility) applicable to such Eurocurrency Borrowing, if any, and (b) 1.25% plus the applicable Eurocurrency (as defined in the credit agreement governing the Term Loan Facility) loan rate margin of 4.50%. At both December 28, 2014 and December 29, 2013, the weighted-average interest rate on the amount outstanding under the Term Loan Facility was 4.75%.

        The Term Loan Facility contains a provision for quarterly amortization of principal in the amount of 0.25% of the aggregate principal amount of the term loans outstanding under the Term Loan Facility beginning March 31, 2013. The Term Loan Facility may be prepaid, in whole or in part, at any time but Smart & Final Stores must pay a prepayment premium of 1.00% of the principal amount of the term loans so prepaid if the prepayment occurs as a result of a repricing transaction and is effective prior to the first anniversary of the facility. Mandatory prepayments are required (i) in the amount of the net proceeds of a sale of assets, subject to the priority of the Revolving Credit Facility collateral, and (ii) in the amount of certain excess cash flows, adjusted by any voluntary prepayments. The Term Loan Facility has no financial covenant requirements. The Term Loan Facility contains covenants that would restrict our ability to pay cash dividends.

        The Second Lien Term Loan Facility had a term of eight years and provided $195.0 million in gross proceeds at November 15, 2012.

        All obligations under the Second Lien Term Loan Facility were secured by (1) a second-priority security interest on all Term Loan Facility collateral and (2) a third-party security interest on the Revolving Credit Facility collateral.

        Borrowings under the Second Lien Term Loan Facility bore interest at an applicable margin of 8.25% plus, at Smart & Final Stores' option, a fluctuating rate equal to the highest of (1) the federal funds rate plus 0.50%, (2) a rate of interest published by The Wall Street Journal as the "Prime Rate," or (3) a LIBOR loan rate based on LIBOR plus 1.00%.

        The Second Lien Term Loan Facility could be prepaid, in whole or in part, at any time subject to a prepayment premium of 2.00% of the principal amount of the term loans so prepaid through the first anniversary of the facility and 1.00% of the principal amount of the term loans so prepaid from the first anniversary through the second anniversary of the facility. The Second Lien Term Loan Facility had no financial covenant requirements.

        During the second quarter of 2013, the Company amended the Term Loan Facility, reducing the ABR Borrowings applicable margin from 3.50% to 2.50%, reducing the Eurocurrency Borrowings applicable margin from 4.50% to 3.50% and reducing the Adjusted LIBOR floor rate from 1.25% to 1.00%. Additionally, the Company increased the size of the Term Loan Facility by $55.0 million through an incremental facility. The proceeds of this additional borrowing were used to reduce the amounts outstanding under the Second Lien Term Loan Facility by $55.0 million, reducing the outstanding balance to $140.0 million. Consequently, during the second quarter of 2013, the Company recorded a loss on the early extinguishment of debt of $7.1 million related to fees and the write-off of unamortized debt discount and deferred financing costs. The Company incurred $7.5 million of fees in connection with the amendment of the Term Loan Facility. Approximately $4.9 million of these fees were recorded as debt discount and are amortized over the term of the loan. Quarterly amortization of the principal amount increased to $1.5 million.

        During the fourth quarter of 2013, the Company amended the Term Loan Facility, increasing the ABR Borrowings applicable margin from 2.50% to 2.75%, increasing the Eurocurrency Borrowings applicable margin from 3.50% to 3.75%, and reducing the size of the incremental borrowing facilities that may be incurred without regard to leverage-based limitations from $125.0 million to $75.0 million (the "Second Amendment"). Under the Second Amendment, the Term Loan Facility may be prepaid, in whole or in part, at any time subject to a prepayment premium of 1.00% of the principal amount of the term loans so prepaid if the prepayment occurs as a result of a repricing transaction and is effective within six months of the Second Amendment. Additionally, the Company increased the size of the Term Loan Facility by $140.0 million through an incremental facility. The proceeds of this borrowing were used to repay all amounts outstanding under the Second Lien Term Loan Facility, which was then terminated. Consequently, during the fourth quarter of 2013, the Company recorded a loss on the early extinguishment of debt of $17.3 million related to fees and the write-off of unamortized debt discount and deferred financing costs. The Company incurred $4.8 million of fees in connection with the Second Amendment. Approximately $1.1 million of these fees were recorded as debt discount and approximately $0.7 million of these fees were recorded as deferred financing costs. They are both amortized over the term of the Term Loan Facility. Quarterly amortization of the principal amount increased to $1.8 million.

        On September 29, 2014, the Company used the net proceeds from the IPO to repay borrowings of approximately $115.5 million under the Term Loan Facility. Consequently, the Company recorded a loss on the early extinguishment of debt of $2.2 million related to the write-off of unamortized debt discount and deferred financing costs during the year ended December 28, 2014. Quarterly amortization of the principal amount is no longer required.

        During the years ended December 28, 2014 and December 29, 2013, the Company made principal amortization payments of $5.4 million and $4.2 million, respectively.

        The Revolving Credit Facility provides financing of up to $150 million (including up to $50.0 million for the issuance of letters of credit) subject to a borrowing base, for a term of five years. The borrowing base is a formula based on certain eligible inventory and receivables, minus certain reserves.

        All obligations under the Revolving Credit Facility are secured by (1) a first-priority security interest in the accounts receivable, inventory, cash and cash equivalents, and related assets of Smart & Final Stores and Intermediate Holdings and the other guarantors under the facility, and (2) a second-priority security interest in substantially all of the other property and assets of, as well as the equity interests owned by, Smart & Final Stores and Intermediate Holdings and the other guarantors under the facility.

        Borrowings under the Revolving Credit Facility bear interest at an applicable margin plus, at Smart & Final Stores' option, a fluctuating rate equal to either (1) adjusted LIBOR (defined as a rate equal to the LIBOR rate in effect for the applicable interest period, as adjusted for statutory reserves) or (2) the alternate base rate (defined as a fluctuating rate equal to the highest of (x) the federal funds effective rate plus 0.50%, (y) the interest rate announced by the administrative agent as its "Prime Rate" and (z) the adjusted LIBOR rate for an interest period of one month plus 1.00%). The applicable margin is determined by a pricing grid based on the facility availability. At December 28, 2014 and December 29, 2013, the alternate base rate was 3.25% and the applicable margin for alternate base rate loans was 0.25%, for a total rate of 3.50%. The calculated borrowing base of the Revolving Credit Facility was $156.3 million and $147.8 million at December 28, 2014 and December 29, 2013, respectively. As of December 28, 2014 and December 29, 2013, there was no balance outstanding under the Revolving Credit Facility.

        The Revolving Credit Facility also provides for a $50.0 million sub-limit for letters of credit, of which the Company had $26.6 million outstanding as of both December 28, 2014 and December 29, 2013. As of December 28, 2014 and December 29, 2013, the amount available for borrowing under the Revolving Credit Facility was $123.4 million and $121.2 million, respectively. The Revolving Credit Facility does not include financial covenant requirements unless a defined covenant trigger event has occurred and is continuing. As of December 28, 2014 and December 29, 2013 no trigger event had occurred.

        Aggregate future principal payments of the Company's debt are as follows (in thousands):

Fiscal Year:
2015	$—
2017	—
2017	—
2018	—
2019	594,907

Total	$594,907